Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 13 — Subsequent events

The Company evaluated all events and transactions that occurred after March 31, 2025, no subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements.